Income taxes - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Deferred tax assets	€ 2,615
Deferred tax liabilities	(2,684)
Deferred tax liabilities, net	(69)	€ (76)
Trade receivables
Deferred tax assets and liabilities
Deferred tax assets		1
Deferred tax liabilities	(8)	(18)
Other receivables and current assets
Deferred tax assets and liabilities
Deferred tax assets	1,050	959
Deferred tax liabilities	(118)	(62)
Inventories
Deferred tax assets and liabilities
Deferred tax assets	11	22
Deferred tax liabilities		(10)
Property, Plant & Equipment
Deferred tax assets and liabilities
Deferred tax assets	99	329
Deferred tax liabilities	(603)	(85)
Trade liabilities
Deferred tax assets and liabilities
Deferred tax assets	206	231
Current financial liabilities
Deferred tax assets and liabilities
Deferred tax assets	1,020	209
Deferred tax liabilities	(110)
Current financial assets
Deferred tax assets and liabilities
Deferred tax assets		3
Deferred tax liabilities	(710)	(624)
Other current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax assets	19	204
Deferred tax liabilities	(887)	(729)
Contract liabilities
Deferred tax assets and liabilities
Deferred tax assets	247	17
Deferred tax liabilities	(247)	(141)
Non-current financial liabilities
Deferred tax assets and liabilities
Deferred tax liabilities		(76)
Intangible assets.
Deferred tax assets and liabilities
Deferred tax liabilities	(1)	(1)
Tax losses carried forward
Deferred tax assets and liabilities
Deferred tax assets	227	113
Tax assets (liabilities)
Deferred tax assets and liabilities
Deferred tax assets		1,670
Deferred tax liabilities		(1,746)
Valuation allowance
Deferred tax assets and liabilities
Deferred tax assets	265
Deferred tax liabilities		(418)
Set off of tax
Deferred tax assets and liabilities
Deferred tax assets	2,615	1,670
Deferred tax liabilities	€ (2,615)	€ (1,670)